Hedging - Derivative Assets and Liabilities (Details) (Derivatives designated as hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Currency Hedge Portfolio
Fair Value, Net Derivative Asset (Liability) Measured on a Recurring Basis [Roll Forward]
Beginning balance	$ (5,014)		$ (23,215)
Realized (gains) losses included in net income	(6,321)		22,476
Transfers			7,638	[1]
Purchases (sales), net	426	[2]	1,167	[2]
Changes in fair value	34,644		(13,080)
Ending balance	23,735		(5,014)
Bunker Fuel Forward Contracts
Fair Value, Net Derivative Asset (Liability) Measured on a Recurring Basis [Roll Forward]
Beginning balance	988		8,572
Realized (gains) losses included in net income	4,473		(7,470)
Transfers			193	[1]
Purchases (sales), net	0	[2]	0	[2]
Changes in fair value	(21,451)		(307)
Ending balance	$ (15,990)		$ 988

[1]	Represents the fair value at the transfer date of positions where hedge accounting was terminated. See discussion above.
[2]	Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options. Bunker fuel and currency forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.